Equity (Share-based Payments to Employees, Non-marketable Options, Average Remaining Contractual Life) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Average remaining contractual life	3 years 10 months 6 days	3 years 10 months 25 days	2 years 7 months 6 days